PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING (Details Narrative) - USD ($)	1 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Feb. 28, 2022	Oct. 31, 2023	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Number of warrants for each warrant purchased						61,500,355
Short term debt						$ 1,765,050	$ 390,050
Amortization of debt discount and debt issuance costs						0	900,000
Interest Expense [Member]
Amortization of debt discount and debt issuance costs						8,400	$ 91,000
IPO [Member]
Issuance cost						640,000
Legal costs						$ 39,000
Investor [Member]
Number of warrants for each warrant purchased			333,334
Warrants exercise price			$ 0.15
Number of warrant issued			33,000,066
Warrants to purchase common stock, description			Upon the amendment of the terms of the convertible notes under the private placement memorandum. As incentive to extend the maturity date, approximately 33 million warrants were issued to the Unit Holders who participated in the amendment, the Company repaid the 1-unit holder who did not participate in the amendment shortly after March 31, 2022. Further, during the year ended December 31, 2023, the Company repaid two of the unit holders, who held 5 units and opted not to participate in the new JH Darbie financing
JH Darbie Placement Agreement [Member]
Percentage of units granted						10.00%
Issued in transaction						10
Interest rate					16.00%
JH Darbie Placement Agreement [Member] | Warrant [Member]
Number of common stock issued	250,000	250,000
Shares issued price per share	$ 0.12	$ 0.12		$ 0.12
JH Darbie Placement Agreement [Member] | Maximum [Member]
Issued in transaction		200
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member]
Number of common stock issued					25,000
Shares issued price per share					$ 1.00
Conversion price					1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | Warrant [Member]
Shares issued price per share					$ 0.20
Number of warrants for each warrant purchased					50,000
Warrants exercise price					$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | Maximum [Member]
Conversion price					$ 0.18
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | One Convertible Promissory Note [Member]
Number of convertible promissory note converted shares					25,000
Conversion price					$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | One Convertible Promissory Note [Member] | Maximum [Member]
Number of convertible promissory note converted shares					138,889
Conversion price					$ 0.18
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Proceeds from private placement					$ 5,000,000
Issued in transaction	82			82
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
Short term debt		$ 2,050,000.00